Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Accounting Policy
Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Property, plant and equipment are depreciated on a straight-line basis in the Consolidated Statements of Operations over their estimated useful lives, except for land which is not depreciated.
Evaluation systems leased to our customers under an operating lease are capitalized as Property, plant and equipment at cost and depreciated over the respective lease term. Leased assets that are returned to ASML upon expiration of the lease term are either taken back into Property, plant and equipment as they will be used internally by D&E or transferred back to Inventory to be reworked and sold.
The carrying values of prototypes, tooling and equipment that are intended to be sold, but first internally utilized for more than one year for R&D purposes, are reclassified from Inventories to Property, plant and equipment and depreciated while being internally used. When no longer required for R&D activities the assets' carrying value is reclassified back to Inventories and reworked to make them ready for sale to our customers. These transfers are reported as Net non-cash movements to/from Inventories in our Property, plant and equipment movement schedule.
Property, plant and equipment is assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5 - 45 years
Machinery and equipment	1 - 7 years
Leasehold improvements	1 - 10 years
Furniture, fixtures and other	3 - 5 years
Property, plant and equipment consist of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2019	1,709.8	1,305.1	275.2	416.2	3,706.3
Additions	321.0	261.1	26.7	64.6	673.4
Disposals	(0.3)	(17.5)	(1.4)	(103.4)	(122.6)
Net non-cash movements to/from Inventories	—	33.9	—	—	33.9
Effect of changes in exchange rates	6.0	5.2	0.5	0.3	12.0
Balance at December 31, 2019	2,036.5	1,587.8	301.0	377.7	4,303.0
Acquisitions through business combinations	49.1	65.7	—	10.3	125.1
Additions	359.3	263.0	45.7	43.4	711.4
Disposals	(0.4)	(53.6)	(5.2)	(9.0)	(68.2)
Net non-cash movements to/from Inventories	—	(23.9)	—	—	(23.9)
Effect of changes in exchange rates	(12.3)	(10.1)	(1.2)	(1.8)	(25.4)
Balance at December 31, 2020	2,432.2	1,828.9	340.3	420.6	5,022.0

Accumulated depreciation and impairment
Balance at January 1, 2019	646.0	892.0	260.9	317.9	2,116.8
Depreciation	98.5	166.7	21.3	38.8	325.3
Impairment charges	—	4.7	—	—	4.7
Disposals	(0.2)	(14.8)	(1.2)	(103.3)	(119.5)
Net non-cash movements to/from Inventories	—	(28.7)	—	—	(28.7)
Effect of changes in exchange rates	2.0	2.8	0.3	—	5.1
Balance at December 31, 2019	746.3	1,022.7	281.3	253.4	2,303.7
Depreciation	102.0	186.2	21.4	42.1	351.7
Impairment charges	—	2.7	—	—	2.7
Disposals	(0.1)	(51.6)	(4.7)	(9.0)	(65.4)
Net non-cash movements to/from Inventories	—	(29.9)	—	—	(29.9)
Effect of changes in exchange rates	(5.6)	(3.9)	(0.7)	(0.9)	(11.1)
Balance at December 31, 2020	842.6	1,126.2	297.3	285.6	2,551.7

Carrying amount
December 31, 2019	1,290.2	565.1	19.7	124.3	1,999.3
December 31, 2020	1,589.6	702.7	43.0	135.0	2,470.3

As of December 31, 2020, the carrying amount includes assets under construction for Land and buildings of €526.3 million (2019: €286.6 million), Machinery and equipment of €113.4 million (2019: €85.4 million), Leasehold improvements of €32.6 million (2019: €4.5 million) and Furniture, fixtures and other of €4.1 million (2019: €7.8 million).
As of December 31, 2020, the carrying amount of land amounts to €102.4 million (2019: €105.7 million).
The additions in 2020 in Land and buildings, as well as Furniture, fixtures and other, relates to construction of ASML’s logistics facility, High-NA factory and office space at our headquarters in Veldhoven, in order to support our continued growth.
The additions in 2020 in Machinery and equipment mainly relate to the upgrade and expansion of production tooling to support the growth of our business, as well as investments in prototypes of new technologies.
The Consolidated Statements of Operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2018	2019	2020
Cost of Sales	191.6	196.1	205.9
R&D Costs	105.9	117.2	119.9
SG&A	17.9	12.0	25.9
Total Depreciation	315.4	325.3	351.7